UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Value Index Fund		Shares	Market Value (000)
COMMON STOCKS (100.0%)
	Auto & Transportation (2.2%)
	Ford Motor Co.	1,565,688	$ 21,998
	General Motors Corp.	452,146	19,207
	Union Pacific Corp.	219,049	12,836
	Burlington Northern Santa Fe Corp.	329,773	12,634
	Norfolk Southern Corp.	348,699	10,370
	PACCAR, Inc.	146,645	10,136
	CSX Corp.	190,892	6,338
	Genuine Parts Co.	155,082	5,952
	Delphi Corp.	448,559	4,167
	Lear Corp.	61,311	3,338
	Dana Corp.	132,690	2,347
*	TRW Automotive Holdings Corp.	26,213	494

		109,817

	Consumer Discretionary (8.7%)
*	Time Warner, Inc.	3,903,725	63,006
	Viacom Inc. Class B	1,352,611	45,394
	The Walt Disney Co.	1,825,600	41,167
	McDonald's Corp.	1,120,334	31,403
	Kimberly-Clark Corp.	446,040	28,810
	Gannett Co., Inc.	242,333	20,298
	Carnival Corp.	337,821	15,976
	Marriott International, Inc. Class A	170,957	8,883
	J.C. Penney Co., Inc. (Holding Co.)	251,062	8,857
	Starwood Hotels & Resorts Worldwide, Inc.	184,268	8,554
	Limited Brands, Inc.	378,436	8,435
	Eastman Kodak Co.	255,117	8,220
	Federated Department Stores, Inc.	159,845	7,262
	Waste Management, Inc.	258,086	7,056
	Mattel, Inc.	375,994	6,817
	Sears, Roebuck & Co.	170,250	6,784
	May Department Stores Co.	245,663	6,296
	R.R. Donnelley & Sons Co.	183,586	5,750
	Tribune Co.	132,582	5,456
	Newell Rubbermaid, Inc.	244,497	4,900
*	Fox Entertainment Group, Inc. Class A	171,084	4,746
	Knight Ridder	69,992	4,581
	Leggett & Platt, Inc.	162,211	4,558
*	Liberty Media International Inc. Class A	134,306	4,481
*	Office Depot, Inc.	278,347	4,184
*	Caesars Entertainment, Inc.	246,221	4,112
	Republic Services, Inc. Class A	137,211	4,083
	Jones Apparel Group, Inc.	112,290	4,020
	VF Corp.	78,352	3,875
	Liz Claiborne, Inc.	98,810	3,727
	Whirlpool Corp.	61,300	3,684
	Nordstrom, Inc.	93,761	3,585
*	Toys R Us, Inc.	190,470	3,379
	ServiceMaster Co.	258,186	3,320
	Wendy's International, Inc.	96,580	3,245
*	Kmart Holding Corp.	35,907	3,141
	The Stanley Works	72,505	3,084
	Foot Locker, Inc.	129,388	3,066
	Sabre Holdings Corp.	123,534	3,030
*	AutoNation, Inc.	166,312	2,841
	International Flavors & Fragrances, Inc.	71,271	2,723
	Belo Corp. Class A	88,933	2,005
*	Tech Data Corp.	51,627	1,990
	Hasbro, Inc.	91,524	1,721
	New York Times Co. Class A	43,773	1,712
	Reebok International Ltd.	42,680	1,567
*	VeriSign, Inc.	76,984	1,530
*	Interpublic Group of Cos., Inc.	130,097	1,378
	Saks Inc.	101,316	1,221
*	Dex Media, Inc.	33,678	713
	Hearst-Argyle Television Inc.	22,897	560
*	Allied Waste Industries, Inc.	58,931	522
	The McClatchy Co. Class A	6,166	437
	Regal Entertainment Group Class A	15,608	298
	Blockbuster Inc. Class A	32,822	249
*	Adesa, Inc.	45	1

		432,693

	Consumer Staples (5.3%)
	Altria Group, Inc.	1,824,331	85,817
	The Coca-Cola Co.	682,589	27,338
	Sara Lee Corp.	703,195	16,075
	CVS Corp.	353,576	14,896
	ConAgra Foods, Inc.	469,880	12,081
	General Mills, Inc.	268,912	12,074
	H.J. Heinz Co.	313,231	11,283
*	The Kroger Co.	622,946	9,668
	Kellogg Co.	219,205	9,351
*	Safeway, Inc.	397,192	7,670
	Kraft Foods Inc.	240,663	7,634
	Albertson's, Inc.	277,937	6,651
	UST, Inc.	147,203	5,926
	Reynolds American Inc.	78,432	5,337
	Coca-Cola Enterprises, Inc.	229,699	4,341
	Campbell Soup Co.	130,787	3,438
	SuperValu Inc.	120,265	3,313
	Tyson Foods, Inc.	201,161	3,223
*	Constellation Brands, Inc. Class A	84,271	3,207
	The Clorox Co.	49,460	2,636
	J.M. Smucker Co.	49,232	2,186
*	Smithfield Foods, Inc.	78,821	1,971
*	Del Monte Foods Co.	186,160	1,953
	Hormel Foods Corp.	67,690	1,813
	Adolph Coors Co. Class B	22,370	1,519
	Carolina Group	51,506	1,255
	PepsiAmericas, Inc.	60,268	1,151
	Brown-Forman Corp. Class B	12,694	581

		264,388

	Financial Services (33.6%)
	Citigroup, Inc.	4,600,451	202,972
	Bank of America Corp.	3,627,320	157,172
	JPMorgan Chase & Co.	3,132,190	124,442
	Wells Fargo & Co.	1,501,211	89,517
	Wachovia Corp.	1,169,584	54,912
	U.S. Bancorp	1,686,086	48,728
	Morgan Stanley	880,138	43,391
	Merrill Lynch & Co., Inc.	812,187	40,382
	Freddie Mac	611,500	39,894
	Fannie Mae	560,409	35,530
	Washington Mutual, Inc.	774,741	30,277
	Allstate Corp.	593,782	28,496
	The Goldman Sachs Group, Inc.	279,095	26,023
	Metropolitan Life Insurance Co.	672,408	25,989
	Prudential Financial, Inc.	470,465	22,131
	National City Corp.	567,517	21,918
	The Bank of New York Co., Inc.	691,690	20,177
	BB&T Corp.	493,484	19,586
	St. Paul Travelers Cos., Inc.	564,851	18,674
	MBNA Corp.	701,876	17,687
	Lehman Brothers Holdings, Inc.	209,338	16,688
	The Hartford Financial Services Group Inc.	259,844	16,092
	SunTrust Banks, Inc.	217,162	15,290
	PNC Financial Services Group	250,784	13,567
	Marsh & McLennan Cos., Inc.	287,354	13,149
	Regions Financial Corp.	391,157	12,932
	State Street Corp.	298,867	12,765
	Countrywide Financial Corp.	322,940	12,721
	SouthTrust Corp.	293,265	12,217
	The Chubb Corp.	168,754	11,860
	KeyCorp	346,835	10,960
	Mellon Financial Corp.	377,667	10,458
	The Principal Financial Group, Inc.	283,984	10,215
	ACE Ltd.	251,960	10,094
	Equity Office Properties Trust REIT	359,101	9,786
	Simon Property Group, Inc. REIT	175,936	9,435
	Comerica, Inc.	154,081	9,145
	CIGNA Corp.	125,703	8,753
	Bear Stearns Co., Inc.	88,701	8,530
	Equity Residential REIT	249,420	7,732
	AmSouth Bancorp	313,585	7,651
	MBIA, Inc.	128,440	7,476
	Lincoln National Corp.	158,518	7,450
	CIT Group Inc.	188,460	7,047
	Aon Corp.	238,190	6,846
	Marshall & Ilsley Corp.	167,827	6,763
	Sovereign Bancorp, Inc.	305,174	6,659
	North Fork Bancorp, Inc.	146,941	6,532
	Northern Trust Corp.	156,734	6,395
	Vornado Realty Trust REIT	100,657	6,309
	Loews Corp.	107,187	6,270
	Jefferson-Pilot Corp.	124,426	6,179
	Rouse Co. REIT	91,587	6,125
	M & T Bank Corp.	63,221	6,050
	Popular, Inc.	224,841	5,913
	XL Capital Ltd. Class A	79,918	5,913
	National Commerce Financial Corp.	172,067	5,886
	MGIC Investment Corp.	87,943	5,853
	Plum Creek Timber Co. Inc. REIT	162,990	5,710
	General Growth Properties Inc. REIT	183,941	5,702
	ProLogis REIT	161,324	5,685
	Archstone-Smith Trust REIT	174,402	5,518
	Banknorth Group, Inc.	152,150	5,325
	Torchmark Corp.	98,924	5,261
	Fidelity National Financial, Inc.	137,891	5,254
	Cincinnati Financial Corp.	127,228	5,244
	SAFECO Corp.	112,188	5,121
	Ambac Financial Group, Inc.	62,644	5,008
	Boston Properties, Inc. REIT	89,990	4,985
	Huntington Bancshares Inc.	193,872	4,829
	Compass Bancshares Inc.	108,773	4,766
	Zions Bancorp	75,681	4,620
	Kimco Realty Corp. REIT	88,969	4,564
	First Horizon National Corp.	104,670	4,538
	Golden West Financial Corp.	40,423	4,485
	Green Point Financial Corp.	96,430	4,475
	New York Community Bancorp, Inc.	211,626	4,347
	Duke Realty Corp. REIT	126,524	4,201
	* Providian Financial Corp.	259,140	4,027
	UnumProvident Corp.	250,497	3,930
	Radian Group, Inc.	83,727	3,871
	Old Republic International Corp.	153,694	3,847
	Avalonbay Communities, Inc. REIT	63,755	3,839
	Franklin Resources Corp.	66,672	3,718
	Public Storage, Inc. REIT	74,486	3,691
*	E*TRADE Financial Corp.	308,876	3,527
	Hibernia Corp. Class A	131,272	3,467
	The PMI Group Inc.	84,967	3,448
	iStar Financial Inc. REIT	83,185	3,430
	TCF Financial Corp.	112,816	3,417
	Mercantile Bankshares Corp.	70,310	3,372
	Developers Diversified Realty Corp. REIT	85,872	3,362
	UnionBanCal Corp.	52,486	3,108
	Health Care Properties Investors REIT	117,207	3,047
*	Genworth Financial Inc.	128,909	3,004
	Liberty Property Trust REIT	75,367	3,003
	Associated Banc-Corp	93,125	2,987
	Apartment Investment & Management Co. Class A REIT	83,838	2,916
	Allied Capital Corp.	117,441	2,864
	AMB Property Corp. REIT	73,375	2,716
	PartnerRe Ltd.	47,761	2,612
	Regency Centers Corp. REIT	55,415	2,576
	Leucadia National Corp.	44,034	2,495
	Weingarten Realty Investors REIT	74,864	2,471
	A.G. Edwards & Sons, Inc.	71,126	2,462
	Independence Community Bank Corp.	62,756	2,451
	Commerce Bancshares, Inc.	50,833	2,445
	Hospitality Properties Trust REIT	56,825	2,414
	Everest Re Group, Ltd.	32,386	2,407
	City National Corp.	36,758	2,387
	Fulton Financial Corp.	108,491	2,322
	Janus Capital Group Inc.	170,252	2,317
	Protective Life Corp.	58,425	2,297
	New Plan Excel Realty Trust REIT	90,634	2,266
	Bank of Hawaii Corp.	47,779	2,258
	Astoria Financial Corp.	62,400	2,215
	Friedman, Billings, Ramsey Group, Inc. REIT	114,073	2,179
	Valley National Bancorp	83,402	2,130
*	Host Marriott Corp. REIT	146,634	2,057
	Assurant, Inc.	76,563	1,991
	Axis Capital Holdings Ltd.	75,713	1,969
	Wilmington Trust Corp.	53,133	1,924
	RenaissanceRe Holdings Ltd.	36,659	1,891
	W.R. Berkley Corp.	43,760	1,845
	Deluxe Corp.	44,521	1,826
	T. Rowe Price Group Inc.	35,377	1,802
	Unitrin, Inc.	42,688	1,775
	Nationwide Financial Services, Inc.	50,296	1,766
	White Mountains Insurance Group Inc.	3,210	1,688
	Erie Indemnity Co. Class A	25,507	1,301
	Mercury General Corp.	24,116	1,275
	Montpelier Re Holdings Ltd.	31,135	1,142
*	BOK Financial Corp.	18,528	827
	Capitol Federal Financial	19,859	639
	Transatlantic Holdings, Inc.	11,664	634

		1,660,889

	Health Care (4.7%)
	Merck & Co., Inc.	1,976,788	65,234
	Wyeth	1,186,268	44,366
	Bristol-Myers Squibb Co.	1,729,661	40,941
	Abbott Laboratories	660,621	27,984
	Baxter International, Inc.	545,313	17,537
	Aetna Inc.	88,155	8,809
	Schering-Plough Corp.	458,349	8,736
*	Tenet Healthcare Corp.	414,045	4,468
	AmerisourceBergen Corp.	64,847	3,483
*	Humana Inc.	136,310	2,723
	McKesson Corp.	86,525	2,219
*	Millennium Pharmaceuticals, Inc.	128,449	1,761
*	Triad Hospitals, Inc.	43,796	1,508
*	King Pharmaceuticals, Inc.	107,697	1,286
*	Health Net Inc.	34,863	862
*	ICOS Corp.	26,853	648

		232,565

	Integrated Oils (9.8%)
	ExxonMobil Corp.	5,817,842	281,176
	ChevronTexaco Corp.	1,903,853	102,123
	ConocoPhillips Co.	579,689	48,027
	Occidental Petroleum Corp.	348,022	19,465
	Marathon Oil Corp.	307,138	12,679
	Unocal Corp.	234,431	10,081
	Amerada Hess Corp.	72,181	6,424
	Murphy Oil Corp.	47,875	4,154

		484,129

	Other Energy (2.1%)
	Anadarko Petroleum Corp.	224,003	14,865
	Apache Corp.	289,272	14,495
	Burlington Resources, Inc.	352,795	14,394
	Devon Energy Corp.	202,562	14,384
	Valero Energy Corp.	114,490	9,183
	Kerr-McGee Corp.	119,542	6,844
	Williams Cos., Inc.	461,683	5,586
	GlobalSantaFe Corp.	177,273	5,433
	El Paso Corp.	556,456	5,114
	EOG Resources, Inc.	67,423	4,440
	Chesapeake Energy Corp.	221,560	3,507
	Sunoco, Inc.	33,644	2,489
	Texas Genco Holdings, Inc.	14,340	669

		101,403

	Materials & Processing (5.5%)
	E.I. du Pont de Nemours & Co.	889,836	38,085
	Dow Chemical Co.	832,887	37,630
	Alcoa Inc.	773,495	25,982
	International Paper Co.	410,333	16,582
	Weyerhaeuser Co.	210,520	13,995
	Masco Corp.	389,477	13,449
	Praxair, Inc.	288,979	12,351
	Air Products & Chemicals, Inc.	202,237	10,998
	PPG Industries, Inc.	152,652	9,355
	Monsanto Co.	236,349	8,608
	Archer-Daniels-Midland Co.	491,593	8,347
	Georgia Pacific Group	204,043	7,335
	Nucor Corp.	70,344	6,427
	MeadWestvaco Corp.	179,273	5,719
	Rohm & Haas Co.	129,551	5,567
	Sherwin-Williams Co.	108,183	4,756
	Vulcan Materials Co.	86,417	4,403
	Phelps Dodge Corp.	41,521	3,821
	United States Steel Corp.	100,851	3,794
	Eastman Chemical Co.	68,761	3,270
	Ashland, Inc.	56,315	3,158
	Engelhard Corp.	110,694	3,138
	Temple-Inland Inc.	44,268	2,973
	Lyondell Chemical Co.	124,858	2,804
	Avery Dennison Corp.	41,761	2,747
	Bemis Co., Inc.	90,148	2,396
	Sonoco Products Co.	82,765	2,188
	Smurfit-Stone Container Corp.	112,319	2,176
	Fluor Corp.	48,128	2,143
	Valspar Corp.	43,269	2,020
	Bowater Inc.	49,549	1,892
*	Owens-Illinois, Inc.	99,023	1,584
	Packaging Corp. of America	56,466	1,382
	Lafarge North America Inc.	28,072	1,316
*	Energizer Holdings, Inc.	23,003	1,060
*	International Steel Group, Inc.	17,235	581

		274,032

	Producer Durables (4.8%)
	United Technologies Corp.	457,293	42,702
	Caterpillar, Inc.	304,244	24,476
	Emerson Electric Co.	375,293	23,227
	The Boeing Co.	417,311	21,542
	Lockheed Martin Corp.	339,404	18,932
	Northrop Grumman Corp.	289,812	15,456
	Deere & Co.	221,390	14,291
	Ingersoll-Rand Co.	154,253	10,485
	Pitney Bowes, Inc.	205,701	9,071
	Parker Hannifin Corp.	106,296	6,257
	Pulte Homes, Inc.	95,841	5,882
*	Xerox Corp.	355,926	5,011
	Cooper Industries, Inc. Class A	82,260	4,853
	Dover Corp.	117,606	4,571
*	Thermo Electron Corp.	147,260	3,979
	W.W. Grainger, Inc.	68,762	3,964
	Goodrich Corp.	99,400	3,117
	D. R. Horton, Inc.	93,243	3,087
*	Agilent Technologies, Inc.	134,616	2,904
	Centex Corp.	55,014	2,776
	Hubbell Inc. Class B	45,487	2,039
	KB HOME	22,959	1,940
	Lennar Corp. Class A	38,349	1,825
	Pall Corp.	55,598	1,361
	American Power Conversion Corp.	75,891	1,320
	Diebold, Inc.	22,696	1,060

		236,128

	Technology (3.0%)
	Hewlett-Packard Co.	2,576,994	48,319
	General Dynamics Corp.	150,536	15,370
	Raytheon Co.	374,057	14,207
	Motorola, Inc.	730,095	13,171
	Electronic Data Systems Corp.	452,085	8,766
*	Computer Sciences Corp.	166,779	7,855
*	Apple Computer, Inc.	169,011	6,549
*	Sun Microsystems, Inc.	1,035,382	4,183
	Computer Associates International, Inc.	145,701	3,832
	Harris Corp.	59,252	3,255
	Seagate Technology	205,715	2,781
	Rockwell Automation, Inc.	57,738	2,234
*	Unisys Corp.	192,606	1,988
*	Ingram Micro, Inc. Class A	103,950	1,674
*	Vishay Intertechnology, Inc.	129,027	1,664
*	Tellabs, Inc.	176,014	1,618
*	Cadence Design Systems, Inc.	121,823	1,589
*	BMC Software, Inc.	98,934	1,564
*	Freescale Semiconductor Inc.	108,070	1,545
*	JDS Uniphase Corp.	428,040	1,442
*	Storage Technology Corp.	50,083	1,265
	Scientific-Atlanta, Inc.	47,668	1,236
*	3Com Corp.	221,313	934
*	Compuware Corp.	172,371	888
*	CIENA Corp.	278,735	552
	AVX Corp.	27,200	322
*	Amphenol Corp.	1,000	34

		148,837

	Utilities (10.9%)
	Verizon Communications Inc.	2,464,404	97,048
	SBC Communications Inc.	2,946,205	76,454
	BellSouth Corp.	1,631,859	44,256
	Exelon Corp.	585,854	21,495
	Southern Co.	656,037	19,668
	Dominion Resources, Inc.	290,496	18,955
	Duke Energy Corp.	813,874	18,630
	ALLTEL Corp.	260,496	14,304
	Entergy Corp.	204,752	12,410
	TXU Corp.	256,741	12,303
	FirstEnergy Corp.	293,483	12,056
*	PG&E Corp.	375,958	11,429
	American Electric Power Co., Inc.	351,867	11,246
	FPL Group, Inc.	156,188	10,671
	AT&T Corp.	706,025	10,110
	Consolidated Edison Inc.	214,450	9,015
	Public Service Enterprise Group, Inc.	210,565	8,970
	Progress Energy, Inc.	208,491	8,828
	Ameren Corp.	170,819	7,883
	PPL Corp.	158,106	7,459
	Edison International	260,710	6,911
	Sempra Energy	183,910	6,656
	DTE Energy Co.	154,281	6,509
	Constellation Energy Group, Inc.	155,111	6,180
	Xcel Energy, Inc.	355,014	6,149
	Cinergy Corp.	151,949	6,017
	KeySpan Corp.	142,484	5,585
	Kinder Morgan, Inc.	88,345	5,550
	NiSource, Inc.	234,231	4,921
	CenturyTel, Inc.	117,357	4,018
	Telephone & Data Systems, Inc.	45,193	3,804
	MCI Inc.	210,304	3,523
	SCANA Corp.	93,971	3,509
	Questar Corp.	74,456	3,412
	Pinnacle West Capital Corp.	81,230	3,371
	Wisconsin Energy Corp.	105,374	3,361
	Pepco Holdings, Inc.	165,008	3,284
	Energy East Corp.	130,175	3,278
	CenterPoint Energy Inc.	245,697	2,545
	MDU Resources Group, Inc.	93,277	2,456
	TECO Energy, Inc.	176,872	2,393
	NSTAR	47,171	2,316
	DPL Inc.	112,268	2,310
*	Qwest Communications International Inc.	674,220	2,245
	Northeast Utilities	113,608	2,203
*	NTL Inc.	34,918	2,167
	Puget Energy, Inc.	88,347	2,005
	Citizens Communications Co.	85,121	1,140
*	U.S. Cellular Corp.	14,246	615

		541,623

	Other (9.4%)
	General Electric Co.	9,379,039	314,948
	Tyco International Ltd.	1,784,055	54,699
	3M Co.	330,525	26,432
	Honeywell International Inc.	726,113	26,038
	Fortune Brands, Inc.	130,045	9,635
	Johnson Controls, Inc.	169,108	9,607
	Eaton Corp.	127,223	8,067
	Textron, Inc.	110,133	7,078
	Brunswick Corp.	79,915	3,657
	Hillenbrand Industries, Inc.	49,767	2,515
	SPX Corp.	67,403	2,386

		465,062

TOTAL COMMON STOCKS
(Cost $4,354,771)			4,951,566

TEMPORARY CASH INVESTMENT (0.1%)

Vanguard Market Liquidity Fund, 1.74%**
(Cost $3,424)		3,424,410	3,424

TOTAL INVESTMENTS (100.1%)
(Cost $4,358,195)			4,954,990

OTHER ASSETS AND LIABILITIES—NET (-0.1%)			(2,919)

NET ASSETS (100%)			$ 4,952,071

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT--Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $4,358,195,000. Net unrealized appreciation of investment securities for tax purposes was $596,795,000, consisting of unrealized gains of $1,011,943,000 on securities that had risen in value since their purchase and $415,148,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.